Nature of Business and Basis of Presentation - Additional Information (Detail) - USD ($)		6 Months Ended		12 Months Ended
	Mar. 02, 2021	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Jul. 31, 2021	Mar. 22, 2021
Accumulated deficit		$ 10,300,000		$ 4,900,000
Loss from operations		(5,399,861)	$ (1,376,140)	(3,229,843)	$ (1,561,257)
Cash and cash equivalents		$ 400,000		$ 5,400,000
Common stock shares subscribed but not issued	3,000,000
Common stock value subscribed but not issued	$ 30,000,000
Minimum proceeds needed to consummate business combination	$ 85,000,000
Subscription Agreement [Member] | Private Investment In Public Equity Investors [Member]
Class of warrants or rights exercise price per share	$ 0.01
Subscription Agreement [Member] | Private Investment In Public Equity Investors [Member] | Pre Funded Warrants [Member] | Beneficial Owner [Member] | Maximum [Member]
Percentage of common stock held by the investors	9.99%
Subsequent Event [Member]
Cash and cash equivalents						$ 2,500,000
Minimum proceeds needed to consummate business combination	$ 85,000,000
Subsequent Event [Member] | Subscription Agreement [Member] | Private Investment In Public Equity Investors [Member]
Class of warrants or rights exercise price per share	$ 0.01
Chardhan Healthcare Acquistion Two Corp [Member]
Business acquistion equity issued or issuable shares	6,500,000
Business acquistion contingent consideration shares issuable shares	2,000,000.0
Number of shares to be transferred towards contingent consideration	500,000
Chardhan Healthcare Acquistion Two Corp [Member] | Subscription Agreement [Member] | Private Investment In Public Equity Investors [Member] | Pre Funded Warrants [Member]
Common stock shares subscribed but not issued	3,000,000
Shares Issued, Price Per Share	$ 10.00
Common stock value subscribed but not issued	$ 30,000,000
Class of warrants or rights issued price per unit	$ 9.99
Chardhan Healthcare Acquistion Two Corp [Member] | Merger Agreement [Member]
Minimum cash to be maintained for the period for the Commencement of business combination							$ 85,000,000
Chardhan Healthcare Acquistion Two Corp [Member] | Share Trigger Price One [Member] | Year Two Thousand And Twenty Three [Member]
Business acquistion contingent consideration shares issuable shares	600,000
Share Price	$ 17.50
Chardhan Healthcare Acquistion Two Corp [Member] | Share Trigger Price Two [Member] | Year Two Thousand And Twenty Five [Member]
Business acquistion contingent consideration shares issuable shares	600,000
Share Price	$ 25.00
Chardhan Healthcare Acquistion Two Corp [Member] | Share Trigger Price Three [Member] | Year Two Thousand And Twenty Seven [Member]
Business acquistion contingent consideration shares issuable shares	800,000
Share Price	$ 35.00